DEPOSITS	12 Months Ended
Dec. 31, 2025
Disclosure of security deposits and maintenance reserves [Abstract]
DEPOSITS	DEPOSITS
10.1Accounting policies
10.1.1Security deposits
They are represented by amounts deposited by the Company, primarily with aircraft and engine lessors, as collateral for the fulfillment of lease agreements. Security deposits are non-interest-bearing and are refundable upon termination of the contracts. Judicial deposits are also classified within this group.
10.1.2Maintenance reserves
Certain master lease agreements provide for the payment of aircraft and engine maintenance reserves made to be held as collateral for the performance of major maintenance activities, and therefore reimbursable upon completion of the maintenance event in an amount not to exceed the lesser of:
•the amount of the maintenance reserve held by the lessor associated with the specific maintenance event; or
•the costs related to the specific maintenance event.
Substantially all payments made as maintenance reserves are calculated based on a usage measure, such as flight hours or cycles.
As of the date of these consolidated financial statements, the Company assessed whether maintenance reserves will be recovered through reimbursement of future maintenance expenditures on leased assets. Amounts identified as non‑recoverable are recognized in the statements of operations for the year.
Maintenance reserves related to aircraft and engines are classified as current or non current based on the expected timing of their recovery.
10.2Breakdown of deposits

	December, 31
Description	2025	2024

Security deposits	807,590	688,034
Maintenance reserves	2,797,710	2,942,716
Total	3,605,300	3,630,750

Provision for loss	(725,591)	(238,088)

Total, net	2,879,709	3,392,662

Current	502,085	328,876
Non-current	2,377,624	3,063,786
The movement of security deposits and maintenance reserves is as follows:

Description	Security deposits	Maintenance reserves	Total

At December 31, 2023	418,537	1,874,958	2,293,495
Additions	220,698	397,277	617,975
Returns	(57,028)	(183,923)	(240,951)
Provision movement	—	113,149	113,149
Use by the lessor	—	(41,042)	(41,042)
Foreign currency exchange	105,827	544,209	650,036
At December 31, 2024	688,034	2,704,628	3,392,662

Additions (a)	1,019,827	1,670,227	2,690,054
Returns	(188,011)	(398,330)	(586,341)
Use by the lessor	—	(218,009)	(218,009)
Provision movement	—	(507,063)	(507,063)
GUC	(631,760)	(876,294)	(1,508,054)
Foreign currency exchange	(80,500)	(303,040)	(383,540)
At December 31, 2025	807,590	2,072,119	2,879,709
(a) In 2025, the Company recognized the drawdown of letters of credit used for security deposits and maintenance reserves in the amounts of R$607,597 and R$1,268,263, respectively. The drawdown of these letters of credit resulted in the recognition of an obligation to the issuing financial institution, and therefore the amounts were recorded as an increase in the “Loans and financing”.
The Company renegotiated several lease agreements directly with the counterparties as part of the Chapter 11 process. Following the formal approval of the Plan, and based on the best expectations and information available, credits were offset against amounts payable to those same lessors, totaling 1,508,054.
The movement of the provision for loss as follows:

	December 31,
Description	2025	2024

Balances at the beginning of the year	(238,088)	(278,352)
Movements
Additions	(1,122,244)	(74,324)
Reversals	538,145	149,873
Utilization	77,036	37,600
	(507,063)	113,149
Foreign currency exchange	19,560	(72,885)
Balances at the end of the year	(725,591)	(238,088)

The increase in the provision for loss reflects the new set of conditions agreed with the lessors and Management’s best judgment regarding future maintenance obligations.